Share-based Compensation - Hutchmed Share Option Activity (Details) - Hutchmed Share Option Scheme - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of share options
Outstanding as at beginning of period (in shares)		39,521,395	37,190,590
Granted (in shares)		1,221,900	7,680,820
Exercised (in shares)		(1,386,110)	(244,490)
Cancelled (in shares)		(2,742,340)	(3,849,905)
Expired (in shares)		(1,893,370)	(1,255,620)
Outstanding as at end of period (in shares)		34,721,475	39,521,395	37,190,590
Vested and exercisable (in shares)		21,976,870	21,113,285
Weighted average exercise price in US$ per share
Outstanding balance as at beginning of period (in US$ per share)		$ 4.34	$ 4.88
Granted (in US$ per share)		2.50	2.26
Exercised (in US$ per share)		1.92	1.98
Cancelled (in US$ per share)		4.68	5.19
Expired (in US$ per share)		5.55	5.66
Outstanding balance as at end of period (in US$ per share)		4.27	4.34	$ 4.88
Vested and exercisable (in US$ per share)		$ 4.58	$ 4.57
Weighted average remaining contractual life (years)
Outstanding (in years)		6 years 2 months 15 days	6 years 6 months 18 days	7 years 14 days
Vested and exercisable (in years)		4 years 11 months 19 days	4 years 9 months 18 days
Aggregate intrinsic value in US$'000
Outstanding (in US$'000)		$ 1,541	$ 11,525	$ 82,377
Vested and exercisable (in US$'000)		$ 591	$ 6,288
Weighted average grant date fair value of share options (in US$ per share)		$ 1.14	$ 0.85
Executive Director
Number of share options
Granted (in shares)	861,220
Aggregate intrinsic value in US$'000
Vesting period	3 years
Weighted average grant date fair value of share options (in US$ per share)	$ 0.24
Executive Director | ADS
Number of share options
Granted (in shares)	172,244